<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 8th day of February, 2007.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 270
FORM 13F INFORMATION TABLE VALUE TOTAL: $655,360,962

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Arbor Realty Tr., Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
00508Y102
H01301102
01535P106
18490102
18772103
02209S103
26874107
32037103
35229103
37411105
37833100
38923108

$12,101,691
$1,671,417
$328,449
$4,581,641
$207,000
$386,208
$1,680,200
$205,568
$650,073
$6,562,838
$4,766,375
$2,023,940
$771,649
$7,935,914
$5,647,459
$239,234


143,521
29,767
9,116
154,264
4,600
2,700
310,000
3,200
159,723
86,833
81,756
53,080
14,743
73,795
28,511
14,850

143,521
29,767
9,116
154,264
4,600
2,700
310,000
3,200
159,723
86,833
81,756
53,080
14,743
73,795
28,511
14,850



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Arbor Realty Tr., Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

143,521
29,767
9,116
154,264
4,600
2,700
310,000
3,200
159,723
86,833
81,756
53,080
14,743
73,795
28,511
14,850

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








AT&T Corp.      T
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Barclays IPATH MSCI India ETN
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Black & Decker Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

00206R102
53015103
57665200
05945K102
60505104
06423T102
62401104
06739F291
67901108
54937107
75887109
84670207
84670108
86516101
88606108
05545 E 209
91797100


$1,836,463
$3,773,205
$3,502,604
$919,927
$25,022,870
$1,682,936
$373,579
$1,445,336
$349,015
$4,552,624
$472,227
$22,202,368
$3,964,800
$816,075
$6,804,386
$695,142
$208,950


44,188
84,734
156,506
176,909
606,468
160,587
35,343
14,780
8,300
148,439
5,650
4,688
28
15,500
97,150
11,340
3,000


44,188
84,734
156,506
176,909
606,468
160,587
35,343
14,780
8,300
148,439
5,650
4,688
28
15,500
97,150
11,340
3,000










AT&T Corp.      T
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Barclays IPATH MSCI India ETN
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Black & Decker Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


44,188
84,734
156,506
176,909
606,468
160,587
35,343
14,780
8,300
148,439
5,650
4,688
28
15,500
97,150
11,340
3,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247Q106
09249 E101
09255X100
92475102
09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106


$507,696
$615,371
$203,745
$676,632
$974,004
$222,750
$721,440
$386,498
$723,930
$152,026
$418,550
$443,223
$139,500
$145,400
   $1,046,563
$437,574
$511,699


38,785
52,283
12,750
71,450
176,450
22,500
48,000
26,600
45,645
10,550
27,500
29,450
10,000
10,000
60,460
31,300
44,150


38,785
52,283
12,750
71,450
176,450
22,500
48,000
26,600
45,645
10,550
27,500
29,450
10,000
10,000
60,460
31,300
44,150









Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


38,785
52,283
12,750
71,450
176,450
22,500
48,000
26,600
45,645
10,550
27,500
29,450
10,000
10,000
60,460
31,300
44,150


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


97023105
55622104
106902307
136385101
139793103
14040H105
14149F109
14149Y108
143130102
149123101
151020104
165167107
166764100
170388102
172062101
17275R102
172967101

$5,654,726
$2,253,636
$1,951,250
$672,888
$1,745,076
$8,633,418
$759,580
$319,762
$1,638,440
$8,587,113
$795,274
$1,980,188
$1,966,650
$1,092,600
$604,843
$14,650,852
$4,202,884


64,655
30,800
1,115,000
9,200
165,410
182,679
81,500
5,537
82,959
118,345
17,210
50,515
21,072
30,000
15,297
541,223
142,761


64,655
30,800
1,115,000
9,200
165,410
182,679
81,500
5,537
82,959
118,345
17,210
50,515
21,072
30,000
15,297
541,223
142,761










Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


64,655
30,800
1,115,000
9,200
165,410
182,679
81,500
5,537
82,959
118,345
17,210
50,515
21,072
30,000
15,297
541,223
142,761


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Coca-Cola Company

Coddle Creek Financial Inc

Cognizant Corp.

Colgate-Palmolive Co.

Comcast Corp. Class A

CommScope, Inc.

Community Bancshares, Inc. SC

Compass Minerals Intl.

Concepts Direct

ConocoPhillips

Cooperative Bankshares, Inc.

CVS Caremark Corp.

D. R. Horton Company

Deere & Co., Inc.

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


191216100
191891209
192441103
194162103
20030N101
203372107
20343F190
20451N101
206013104
20825C104
216844100
126650100
23331A109
244199105
24702R101
249030107
25179M103

$3,589,224
$237,180
$240,974
$6,513,870
$1,053,255
$1,296,684
$1,096,054
$334,150
$2,828
$1,863,127
$354,000
$2,083,695
$1,375,251
$214,176
$2,757,203
$540,240
$10,395,802


58,485
10,050
7,100
83,554
57,681
26,350
81,491
8,150
18,850
21,100
30,000
52,420
104,423
2,300
112,493
12,000
116,925


58,485
10,050
7,100
83,554
57,681
26,350
81,491
8,150
18,850
21,100
30,000
52,420
104,423
2,300
112,493
12,000
116,925










Coca-Cola Company
Coddle Creek Financial Inc
Cognizant Corp.
Colgate-Palmolive Co.
Comcast Corp. Class A
CommScope, Inc.
Community Bancshares, Inc. SC
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
D. R. Horton Company
Deere & Co., Inc.
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


58,485
10,050
7,100
83,554
57,681
26,350
81,491
8,150
18,850
21,100
30,000
52,420
104,423
2,300
112,493
12,000
116,925



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Diomed Holdings
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy South, Inc.
Entergy Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


25454R207
254687106
25746U109
264399106
263534109
23339M105
278058102
278642103
283702108
268648102
291011104
292505104
292970100
29364G103
294549100
30064 109
30161N101



$6,080
$4,222,126
$230,133
$1,170,586
$211,985
$489,545
$450,624
$231,500
$1,202,400
$775,777
$2,349,180
$425,226
$1,418,680
$202,228
$578,088
$415,000
$907,510



19,000
130,797
4,850
58,036
4,808
35,500
4,648
6,975
48,000
41,866
41,461
6,257
24,460
1,692
10,850
20,000
11,116



19,000
130,797
4,850
58,036
4,808
35,500
4,648
6,975
48,000
41,866
41,461
6,257
24,460
1,692
10,850
20,000
11,116











Diomed Holdings
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy South, Inc.
Entergy Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


19,000
130,797
4,850
58,036
4,808
35,500
4,648
6,975
48,000
41,866
41,461
6,257
24,460
1,692
10,850
20,000
11,116



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Exeter Resource Corp.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


301838104
302182100
302290101
306137100
31620M106
31946M103
336433107
337738108
302519103
346091705
349631101
302695101
368710406
369550108
369604103
M52020100
37733W105



$65,040
$925,640
$6,619,854
$12,144,890
$1,002,319
$1,274,875
$666,514
$393,979
$212,350
$2,318,151
$497,041
$5,292,783
$1,882,990
$551,738
$20,729,262
$3,369,088
$306,069



12,000
12,680
70,657
1,078,587
24,100
8,741
2,495
7,100
17,463
45,597
6,869
931,828
28,075
6,200
559,192
144,907
6,074



12,000
12,680
70,657
1,078,587
24,100
8,741
2,495
7,100
17,463
45,597
6,869
931,828
28,075
6,200
559,192
144,907
6,074











Exeter Resource Corp.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

12,000
12,680
70,657
1,078,587
24,100
8,741
2,495
7,100
17,463
45,597
6,869
931,828
28,075
6,200
559,192
144,907
6,074

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc. \
Home Depot, Inc.
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ishares DJ US Telecom Sector
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38141G104
38259P508
393122106
413353103
420261109
428236103
431284108
437076102
443510201
458140100
459200101
464287713
464287184
464287176
464287465
464287234
464286608

$4,449,385
$7,255,008
$2,366,339
$18,734
$1,224,675
$1,195,518
$1,297,391
$271,798
$672,967
$9,790,923
$1,259,906
$351,288
$4,502,266
$327,980
$5,429,453
$10,009,980
$536,940

20,690
10,492
58,141
374,680
81,645
23,683
44,159
10,089
13,042
367,251
11,655
11,900
26,414
3,100
69,165
66,600
4,500

20,690
10,492
58,141
374,680
81,645
23,683
44,159
10,089
13,042
367,251
11,655
11,900
26,414
3,100
69,165
66,600
4,500









Goldman Sachs Group, Inc.

Google, Inc. CL A

Green Mountain Coffee Roaster

Harold's Stores

Hawkins, Inc.

Hewlet-Packard Company

Highwood Properties, Inc. \

Home Depot, Inc.

Hubbell Inc. Class B

Intel Corp

International Business Machines

Ishares DJ US Telecom Sector

Ishares FTSE XINHUA

Ishares Lehman Treasury

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI EMU Index Fund




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,690
10,492
58,141
374,680
81,645
23,683
44,159
10,089
13,042
367,251
11,655
11,900
26,414
3,100
69,165
66,600
4,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI Singapore
Ishares MSCI South Korea Index
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286871
464286848
464286665
464286673
464286772
464287556
464287341
464287325
464287499
478160104
487836108
494368103
50075N104
502424104
50540R409
518439104
523768109

$335,551
$1,980,210
$745,635
$127,200
$656,705
$324,720
$1,319,484
$524,790
$250,049
$16,602,730
$5,428,340
$282,907
$566,424
$3,497,483
$347,438
$218,050
$4,689,260

15,301
149,000
4,833
10,600
10,150
4,000
9,300
9,000
2,415
248,916
103,535
4,080
17,359
33,014
4,600
5,000
320,086

15,301
149,000
4,833
10,600
10,150
4,000
9,300
9,000
2,415
248,916
103,535
4,080
17,359
33,014
4,600
5,000
320,086









Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI Singapore

Ishares MSCI South Korea Index

Ishares NASDAQ Biotech Indx Fund

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares TR Russell Midcap Indx Fnd

Johnson & Johnson

Kellogg Company

Kimberly-Clark Corp

Kraft Foods, Inc. CL A

L-3 Communications Holdings, Inc.

Lab CP of America Holding New

Lauder, Estee Co., Inc. CL A

Lee Enterprises, Inc.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,301
149,000
4,833
10,600
10,150
4,000
9,300
9,000
2,415
248,916
103,535
4,080
17,359
33,014
4,600
5,000
320,086

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Marriott International, Inc. - CL A
McDonalds Corporation
Media General, Inc.
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


524908100
52729N100
532457108
534187109
536020100
548661107
55907R108
571903202
580135101
584404107
585055106
589331107
590188108
591520200
592688105
595017104
594918104

$1,357,880
$48,640
$269,086
$893,386
$703,343
$13,484,486
$201,000
$564,825
$4,300,273
$2,340,390
$8,200,193
$5,208,225
$388,267
$295,920
$1,035,580
$246,647
$20,908,563

20,750
16,000
5,040
15,345
28,100
596,131
7,500
16,525
72,997
110,136
163,123
89,627
7,233
18,000
9,100
7,850
587,319

20,750
16,000
5,040
15,345
28,100
596,131
7,500
16,525
72,997
110,136
163,123
89,627
7,233
18,000
9,100
7,850
587,319









Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Marriott International, Inc. - CL A
McDonalds Corporation
Media General, Inc.
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,750
16,000
5,040
15,345
28,100
596,131
7,500
16,525
72,997
110,136
163,123
89,627
7,233
18,000
9,100
7,850
587,319

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
Motorola, Inc.
Nabors Industries Ltd.
National Dentex Corp.
Newell Rubbermaid, Inc.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Multi. Strat. Income
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund Fd 2
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


61166W101
615762101
46625H100
61945A107
620076109
G6359F103
63563H109
651229106
654902204
655844108
66987V109
66987 E206
67073D102
67062H106
67070F100
67072D103
67071D104

$290,394
$41,040
$413,060
$835,381
$3,523,828
$235,554
$2,877,046
$275,777
$13,487,559
$363,168
$280,511
$10,742,991
$175,450
$277,000
$187,250
$518,166
$397,830

2,600
17,100
9,463
8,855
219,690
8,600
180,719
10,656
351,330
7,200
5,165
1,316,543
15,950
20,000
12,500
38,241
29,800

2,600
17,100
9,463
8,855
219,690
8,600
180,719
10,656
351,330
7,200
5,165
1,316,543
15,950
20,000
12,500
38,241
29,800









Monsanto Company

Moore-Handley, Inc.

Morgan, JP Chase & Co.

Mosaic Company

Motorola, Inc.

Nabors Industries Ltd.

National Dentex Corp.

Newell Rubbermaid, Inc.

Nokia Corp.

Norfolk Southern Corp.

Norvartis A G Spon ADR F

NovaGold Resources, Inc.

Nuveen Multi. Strat. Income

Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund Fd 2

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


2,600

17,100

9,463

8,855

219,690

8,600

180,719

10,656

351,330

7,200

5,165

1,316,543

15,950

20,000

12,500

38,241

29,800


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen Perf Plus Muni Fund, Inc.
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Port 3
Nymex Holdings, Inc.
Oil Service Holders Dep. RCPT
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pharsight Corp.
Pimco Corporate Opportunity Fund
Pimco Strategic Global


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67062P108
67071S101
67071B108
67063X100
62948N104
678002106
679580100
680223104
703186205
70788P105
713448108
71646E 100
716495106
717081103
71721Q200
72201B101
72200X104

$139,360
$319,455
$648,619
$144,320
$617,278
$1,180,808
$454,943
$566,734
$145
$1,500,736
$26,872,970
$2,818,926
$1,745,714
$1,496,384
$73,422
$161,400
$765,437

10,400
30,925
40,845
11,000
4,620
6,247
19,686
36,777
29,000
52,400
354,058
16,065
100,850
65,833
13,018
12,000
79,650

10,400
30,925
40,845
11,000
4,620
6,247
19,686
36,777
29,000
52,400
354,058
16,065
100,850
65,833
13,018
12,000
79,650









Nuveen Perf Plus Muni Fund, Inc.
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Port 3
Nymex Holdings, Inc.
Oil Service Holders Dep. RCPT
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pharsight Corp.
Pimco Corporate Opportunity Fund
Pimco Strategic Global



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,400
30,925
40,845
11,000
4,620
6,247
19,686
36,777
29,000
52,400
354,058
16,065
100,850
65,833
13,018
12,000
79,650

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pioneer Natural Res. Co.
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Services, Inc.
Royal Dutch Shell A ADRF
Ruddick Corp.
Ruths Chis Steak House, Inc.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schering-Plough Corp
Security Bank Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


723787107
73755L107
74005P104
742718109
743263105
743859100
747525103
758940100
760759100
780259206
781258108
783332109
78390X101
803111103
78401V102
806605101
814047106

$421,245
$716,921
$1,095,569
$17,736,437
$482,024
$493,318
$571,559
$426,078
$407,550
$227,340
$1,019,922
$68,500
$816,872
$201,425
$849,294
$274,925
$112,102

8,625
4,980
12,350
241,575
9,953
23,063
14,525
18,016
13,000
2,700
29,418
10,000
40,600
12,542
26,817
10,320
12,265

8,625
4,980
12,350
241,575
9,953
23,063
14,525
18,016
13,000
2,700
29,418
10,000
40,600
12,542
26,817
10,320
12,265









Pioneer Natural Res. Co.
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Services, Inc.
Royal Dutch Shell A ADRF
Ruddick Corp.
Ruths Chis Steak House, Inc.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schering-Plough Corp
Security Bank Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,625
4,980
12,350
241,575
9,953
23,063
14,525
18,016
13,000
2,700
29,418
10,000
40,600
12,542
26,817
10,320
12,265

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Sempra Energy
Sirius Satellite Radio
Sonoco Products
Southern Community Financial
Spartan Motors
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Take Two Interactv Software
Target Corporation
Teva Pharmaceutical
Texas Instruments
Top Tankers, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

816851109
82966U103
835495102
842632101
846819100
847560109
855244109
858912108
863667101
867914103
78486Q101
871829107
874054109
87612E106
881624209
882508104
Y8897Y107

$241,641
$63,630
$1,711,974
$470,336
$122,698
$425,798
$501,515
$1,188,000
$392,280
$1,811,773
$231,840
$9,965,544
$203,411
$2,797,600
$1,216,614
$454,407
$1,670,000

3,905
21,000
52,386
72,027
16,060
16,491
24,500
20,000
5,250
28,993
4,600
319,306
11,025
55,952
26,175
13,605
500,000

3,905
21,000
52,386
72,027
16,060
16,491
24,500
20,000
5,250
28,993
4,600
319,306
11,025
55,952
26,175
13,605
500,000





















Sempra Energy

Sirius Satellite Radio

Sonoco Products

Southern Community Financial

Spartan Motors

Spectra Energy Corp.

Starbucks Corp.

Stericycle, Inc.

Stryker Corporation

Suntrust Banks, Inc.

SVB Financial Group, Inc.

Sysco Corporation

Take Two Interactv Software

Target Corporation

Teva Pharmaceutical

Texas Instruments

Top Tankers, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

3,905
21,000
52,386
72,027
16,060
16,491
24,500
20,000
5,250
28,993
4,600
319,306
11,025
55,952
26,175
13,605
500,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Toyota Motor CP ADR
Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Parcel Service CL B
United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Industrial VPR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

892331307
895925105
89676R106
903293405
903914109
904708104
907818108
91324P102
911312106
913017109
91529Y106
902973304
91913Y100
922042775
922908736
92204A504
92204A603

$6,942,987
$6,005,038
$780,980
$3,039,824
$1,944,800
$726,028
$974,434
$5,076,204
$525,732
$2,749,011
$237,900
$2,149,020
$707,583
$375,098
$828,968
$354,627
$252,161

65,395
612,759
91,880
84,935
27,200
19,106
7,757
87,220
7,434
35,916
10,000
67,707
10,104
6,400
12,856
5,850
3,450

65,395
612,759
91,880
84,935
27,200
19,106
7,757
87,220
7,434
35,916
10,000
67,707
10,104
6,400
12,856
5,850
3,450





















Toyota Motor CP ADR

Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Parcel Service CL B

United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Health Care Vipers

Vanguard Industrial VPR


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

65,395
612,759
91,880
84,935
27,200
19,106
7,757
87,220
7,434
35,916
10,000
67,707
10,104
6,400
12,856
5,850
3,450

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Vaughan Furniture Company
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Weyco Group, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.



common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92204A702
922042866
922042858
92238L104
92343V104
918204108
929903102
931422109
931142103
938824109
94973V107
949746101
962149100
983024100
98385X106
98956P102


$1,016,028
$470,863
$1,543,640
$0
$363,938
$1,846,473
$8,573,861
$7,601,073
$4,925,534
$225,286
$6,648,355
$1,135,446
$868,010
$599,791
$8,423,810
$2,620,532


16,900
6,950
14,800
19,972
8,330
26,893
225,450
199,608
103,630
10,672
75,782
37,610
31,564
13,573
164,015
39,615


16,900
6,950
14,800
19,972
8,330
26,893
225,450
199,608
103,630
10,672
75,782
37,610
31,564
13,573
164,015
39,615



Grand Total 12/31/07




$655,360,962












Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Vaughan Furniture Company
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Weyco Group, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

16,900
6,950
14,800
19,972
8,330
26,893
225,450
199,608
103,630
10,672
75,782
37,610
31,564
13,573
164,015
39,615

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



















